Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Fair value	$ 67,729	$ 58,168	$ 42,820
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	3,000		5,250
Fair value	$ 46		$ 72
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	3,000		2,250
Fair value	$ 46		$ 53
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount	0		3,000
Fair value	$ 0		$ 19